NOTES PAYABLE (Details Narrative) - USD ($)							3 Months Ended		12 Months Ended
	Mar. 10, 2026	Feb. 11, 2026	Feb. 06, 2026	Dec. 11, 2025	Oct. 17, 2025	Oct. 07, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Amortization of debt discount							$ 71,647		$ 37,480
Principal balance							252,736		127,937
Repaid principal balance							278,461		140,219
Unamortized debt discount							25,725		12,282
First Stripe Capital Loan [Member]
Debt Instrument [Line Items]
Loan amount						$ 123,400			127,937
Accrued fees						12,957
Total repayment amount						$ 136,357
Loan percentage						25.00%
Minimum payments						$ 15,151
Amortization of debt discount									12,957
Principal balance									0
Short term liability									112,157
Repaid principal balance									123,400
Accrued interest									12,957
Unamortized debt discount									0
Second Stripe Capital Loan [Member]
Debt Instrument [Line Items]
Loan amount			$ 26,678	$ 153,500
Accrued fees			3,378	14,736					2,454
Total repayment amount			$ 23,300	$ 168,236
Loan percentage			25.00%	25.00%
Minimum payments			$ 2,964	$ 18,693
Amortization of debt discount									2,454
Payments amount									25,563
Unamortized debt discount									12,282
Second Stripe Capital Loan One [Member]
Debt Instrument [Line Items]
Loan amount			256,592
Accrued fees			27,492
Total repayment amount			$ 229,100
Loan percentage			25.00%
Minimum payments			$ 28,510
Stripe Capital Loans [Member]
Debt Instrument [Line Items]
Amortization of debt discount							17,427
On Deck Term Loan [Member]
Debt Instrument [Line Items]
Loan amount							186,013		229,979
Accrued fees					$ 63,780
Loan percentage					25.00%
Amortization of debt discount							10,633
Principal balance					$ 200,000
Debt instrument interest amount					$ 263,780
Debt Instrument, Payment Terms					The OnDeck Term Loan has an 18 month term and is scheduled to be repaid in 78 weekly payments
Payments amount					$ 3,382		43,967		33,821
Short term liability							186,013		121,056
Debt Instrument, Increase, Accrued Interest							47,850		58,483
Unamortized debt discount									58,483
Repayment of debt					263,780
Long-Term Debt									$ 171,796
On Deck Term Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Accrued fees					$ 63,780
Loan percentage					31.90%
Pristine Capital Partners Cash Advance [Member]
Debt Instrument [Line Items]
Accrued fees		$ 51,900
Amortization of debt discount								9,570
Principal balance		151,900					118,575
Debt instrument interest amount		151,900
Payments amount		$ 1,075					33,325
Debt Instrument, Increase, Accrued Interest							42,330
Pristine Capital Partners Cash Advance [Member] | Minimum [Member]
Debt Instrument [Line Items]
Loan percentage		5.06%
Forward Financing Agreement [Member]
Debt Instrument [Line Items]
Accrued fees	$ 42,000
Amortization of debt discount								$ 12,629
Principal balance	97,000						132,050
Debt instrument interest amount	139,000
Payments amount	$ 3,475						6,950
Debt Instrument, Increase, Accrued Interest							$ 29,467